Land Use Rights, Net	12 Months Ended
Dec. 31, 2021
Land Use Rights, Net.
Land Use Rights, Net

9.    Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	December 31,
	2020	2021
Land use rights	216,489	216,489
Less: Accumulated amortization—land use rights	(12,521)	(17,368)
Total land use rights, net	203,968	199,121

The Group recorded amortization expense for land use rights of RMB4,847, RMB4,847 and RMB4,847 for the years ended December 31, 2019, 2020 and 2021, respectively.